Note 21 - Loans and Borrowings	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
2 1 .	Loans and borrowings

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Current liabilities
Debtor invoice financing	901	751	-	-
Lease liabilities	660	136	285	145
Shareholder loans	766	-	1,670	-
Financing agreement	-	-	2,000	-
Bank loan	-	-	-	90
	2,327	887	3,955	235

Non-current liabilities
Lease liabilities	1,117	138	293	95
Shareholder loan	18,242	18,242	18,092	18,992
Bank loan	-	-	-	933
Total	19,359	18,380	18,385	20,020

Total	21,686	19,267	18,385	20,255

In
August 2018,
the Company secured a
$3.6
million (
AU$5
million) debtor finance facility to support the growing working capital requirements of its critical power services businesses. The facility is secured by a fixed charge over the debtors’ book and floating charge over all other assets of J.A. Martin Electrical Pty Limited and Kenshaw Electrical Pty Limited.

The current shareholder loan is due to Arowana International Limited (“Arowana”), the Company’s majority shareholder, bears interest at
10.0%
per annum paid monthly in arrears and is unsecured. Repayment is due as restricted cash held for bank guarantee security is released, as disclosed in Note
16.

The non-current shareholder loan is also due to Arowana, bears interest at
8.5%
per annum paid monthly in advance, and is unsecured.
No
repayment of principal is required until
July 2020,
and then is repayable in
21
equal monthly instalments. Terms of the loan require that
50%
of the net proceeds from sale of more than
$10
million of the ISS Joint Venture or any critical power services business also be directed to loan repayment.

The obligations under lease liabilities are as follows:

	Minimum lease payments				Present value of minimum lease payments
	As at	As at March 31			As at	As at March 31
(US dollars in thousands)	June 30 2019	2019	2018	2017	June 30 2019	2019	2018	2017
Amounts payable under finance leases:
Less than one year	692	147	291	165	660	136	285	145
Later than one year but not more than five	1,299	143	327	107	1,117	138	293	95
	1,991	290	618	272	1,777	274	578	240
Future finance charges	(214)	(16)	(40)	(32)	-	-	-	-
Total obligations under finance lease	1,777	274	578	240	1,777	274	578	240